Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2018	[1]	Dec. 31, 2017		Dec. 31, 2016
Customer A [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage				[1]	12.00%
Customer B [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage			10.89%		12.67%
Supplier A [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage			10.65%		14.12%
Supplier B [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage			13.23%		13.39%

[1]	Less than 10%